Operating Leases (Q3) (Tables)	9 Months Ended
Sep. 30, 2019
Operating Leases [Abstract]
Cost Components of Operating Leases
The cost components of the Company’s operating lease were as follows for the three and nine months ended September 30, 2019:

(in thousands)	Three Months	Nine Months
Operating lease cost	$53	$158
Variable lease cost	26	85
Total	$79	$243

Maturities of Lease Liability
Maturities of our lease liability for the Company’s operating lease are as follows as of September 30, 2019:

(in thousands)
2019	$52
2020	213
2021	219
2022	55
Total lease payments	539
Less: Interest	(49)
Present value of lease liability	$490